PRINCIPAL ACCOUNTING POLICIES - Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
Revenues		$ 632	$ (1,551)
Segment research and development expenses:
Research and development expense	$ 21,770	21,448	22,547
Segment administrative expenses	29,656	28,160	28,980
Net loss	(22,230)	(207,729)	(371,053)
Segment
PRINCIPAL ACCOUNTING POLICIES
Revenues		632	(1,551)
Segment research and development expenses:
Employee-related expenses	8,625	10,525	11,776
Other research and development expenses	5,298	2,588	260
Segment administrative expenses	29,656	28,160	28,980
Other segment items	(1,730)	33,241	88,125
Net loss	(49,696)	(82,217)	(141,203)
CRO Service Fees | Segment
Segment research and development expenses:
Research and development expense	$ 7,847	$ 8,335	$ 10,511